Taxation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax Jurisdiction [Line Items]
Gains (losses) before income tax of cash flow hedge	$ 75,822	$ (565)
Reclassification from Equity to Income Statements	(32,305)	$ (20,758)
Tax losses for which no deferred income tax asset recognized	1,200
Deferred tax asset carryforward	$ 4,700
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Operating loss carryforwards, expiration period	5 years
Uruguay
Disclosure Of Income Tax Jurisdiction [Line Items]
Operating loss carryforwards, expiration period	5 years
Brazil
Disclosure Of Income Tax Jurisdiction [Line Items]
Percentage of taxable profit that can be reduced by operating loss carryforwards (maximum)	30.00%